UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-5086

					Churchill Tax-Free Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	06/30/06

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


SEMI-ANNUAL
REPORT

JUNE 30, 2006

                                    CHURCHILL
                                TAX-FREE FUND OF
                                    KENTUCKY

                          A TAX-FREE INCOME INVESTMENT

                [LOGO OF THE CHURCHILL TAX-FREE FUND OF KENTUCKY:
                         A STANDING PEGASUS IN A CIRCLE]

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]            AQUILA(SM) GROUP OF FUNDS

[LOGO OF THE CHURCHILL TAX-FREE FUND OF KENTUCKY:
A STANDING PEGASUS IN A CIRCLE]

                SERVING KENTUCKY INVESTORS FOR ALMOST TWO DECADES

                       CHURCHILL TAX-FREE FUND OF KENTUCKY

                            "BUILT TO RIDE THE WAVES"

                                                                    August, 2006

Dear Fellow Shareholder:

      As you are no doubt aware, the financial markets have certainly had their fair share of crests and troughs recently - one day the markets are up, and the next day, they are down. Riding these waves is not always easy for investors.

      The  management  of  Churchill  Tax-Free  Fund  of  Kentucky   understands
investors' apprehension when it comes to fluctuations with your hard-earned investment monies. And, this concern is especially pertinent as it relates to saving for and funding your retirement.

      With this very real and inevitable concern in mind, Churchill Tax-Free Fund of Kentucky has endeavored to structure the Fund to "ride the waves" with the least upset to investors as possible. How do we go about seeking to accomplish this?

INVESTMENT QUALITY

      No matter what quality rating exists with a security, it will still be subject to market fluctuations. However, our experience has been that top-quality ratings do not fluctuate as much as lower quality ratings. Furthermore, when they do fluctuate, they tend to fluctuate less and return to their base market price at a quicker rate than lower-grade securities.

      In accordance with the Fund's prospectus, Churchill Tax-Free Fund of Kentucky can only purchase investment-grade securities - those within the top four credit quality ratings - AAA, AA, A and Baa. In point of practice, however, we have consistently sought to have the bulk of the portfolio securities invested within the top two grades - AAA and AA. On June 30, 2006, 97.6% of the portfolio consisted of AAA and AA rated securities.

INTERMEDIATE MATURITY

      As we have emphasized in the past, long-term bonds tend to produce a higher return than short-term bonds. However, such longer maturity bonds also tend to experience a higher degree of volatility in their price.

      Churchill Tax-Free Fund of Kentucky balances out longer-term maturities by having a portion of the Fund's investments in shorter-term maturities. Through utilizing a blend of maturities - both shorter-term and longer-term - Churchill Tax-Free Fund of Kentucky attempts to provide a satisfactory level of return without subjecting the share price to excessive swings as interest rates increase and decrease. We feel that this focus on keeping the average of maturities relatively intermediate in term

                      NOT A PART OF THE SEMI-ANNUAL REPORT
takes the best that each investment has to offer - gaining stability from the shorter-term maturities and higher yields from the longer-term maturities.

DIVERSIFICATION OF THE PORTFOLIO

      To the maximum extent possible, Churchill Tax-Free Fund of Kentucky strives to invest in as many projects as possible throughout the state. The portfolio might be comprised of a school district bond in Louisville, a transportation bond in Lexington and a housing bond in Bewling Green. In this way, we strive to ensure that no one project, type of project, or area of the State can have any significant adverse influence upon your investment in the Fund.

TAX-FREE INCOME

      No matter what return Churchill Tax-Free Fund of Kentucky provides, it must be remembered that you would have to earn significantly more from a taxable investment in order to be equal to what you get to keep from a tax-free investment.

      As an example, you would have to earn 6.6%* on a taxable investment in order to equal the tax-free level of 4%.

      Keep this illustration in mind the next time you examine the yield that Churchill Tax-Free Fund of Kentucky offers you. You will find that a 3%, 4% or 5% tax-free yield looks considerably more attractive to you when you consider the implications of taxes.

SUMMARY

      The Fund uses this combination of quality, maturity, and diversification as it seeks to provide you with as high a level of tax-free income as is consistent with preservation of capital.

      As we are sure you are aware, there is no way to take ALL the waves out of investing. But, you can rest assured that Churchill Tax-Free Fund of Kentucky continually strives to do its very best to make sure your ride is as smooth as possible.

                                   Sincerely,


/s/ Diana P. Herrmann                   /s/ Lacy B. Herrmann

Diana P. Herrmann                       Lacy B. Herrmann
President                               Founder and Chairman Emeritus

* For illustration purposes only - assumes a 35% Federal and 6% state tax-rate. This does not represent past or future performance of any investment.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                                    RATING
  PRINCIPAL                                                                        MOODY'S/
   AMOUNT        GENERAL OBLIGATION BONDS (3.4%)                                     S&P               VALUE
------------     ---------------------------------------------------               --------        -------------
                 Bowling Green, Kentucky
$    200,000     5.300%, 06/01/18 ..............................................     Aa3/NR        $     211,610
                 Hardin County, Kentucky
     170,000     5.000%, 06/01/17 AMBAC Insured ................................     Aaa/NR              174,570
                 Lexington-Fayette Urban County Government, Kentucky
   2,000,000     4.750%, 05/01/24 FGIC Insured .................................    Aaa/AAA            2,021,320
                 Lexington-Fayette Urban County, Kentucky
                     Government Project Unlimited Tax
     340,000     5.150%, 12/01/17 ..............................................    Aa2/AA+              356,099
                 Louisville-Jefferson County, Kentucky Metro
                     Government Unlimited Tax
   1,590,000     5.000%, 11/01/19 ..............................................     Aa2/AA            1,667,051
   1,825,000     5.000%, 11/01/20 ..............................................     Aa2/AA            1,906,961
                 Louisville, Kentucky Unlimited Tax
   2,205,000     5.000%, 10/01/21 FGIC Insured .................................    Aaa/AAA            2,272,694
                 Warren County, Kentucky Judicial Unlimited Tax
     345,000     5.100%, 09/01/17 AMBAC Insured ................................     Aaa/NR              364,151
     365,000     5.150%, 09/01/18 AMBAC Insured ................................     Aaa/NR              385,951
                                                                                                   -------------
                 Total General Obligation Bonds                                                        9,360,407
                                                                                                   -------------

                 REVENUE BONDS (96.5%)

                 STATE AGENCIES (32.0%)
                 Kentucky Area Development District Financing
     500,000     5.000%, 12/01/23 LOC Wachovia Bank ............................     NR/AA               513,595
                 Kentucky Asset/Liability Commission
     500,000     4.500%, 10/01/22 FGIC Insured .................................    Aaa/AAA              496,555
                 Kentucky Infrastructure Authority
   1,000,000     5.250%, 06/01/12 ..............................................     Aa3/A+            1,052,840
     635,000     5.250%, 06/01/12 ..............................................     Aa3/A+              648,526
   2,740,000     5.250%, 06/01/14 ..............................................     Aa3/A+            2,873,602
   1,235,000     5.250%, 08/01/17 ..............................................     NR/AA             1,314,238
     100,000     5.000%, 06/01/18 ..............................................     Aa3/A+              103,239
     230,000     5.000%, 06/01/21 ..............................................     Aa3/A+              236,836

                                                                                    RATING
 PRINCIPAL                                                                         MOODY'S/
  AMOUNT         REVENUE BONDS (CONTINUED)                                            S&P               VALUE
------------     ---------------------------------------------------               --------        -------------
                 STATE AGENCIES (CONTINUED)
                 Kentucky State Property and Buildings Commission
$  4,000,000     5.375%, 02/01/14 FSA Insured (pre-refunded) ...................    Aaa/AAA        $   4,276,160
   1,000,000     5.000%, 11/01/15 AMBAC Insured ................................    Aaa/AAA            1,054,420
   3,775,000     5.375%, 08/01/16 (pre-refunded) ...............................    Aaa/AAA            4,019,847
   2,725,000     5.375%, 08/01/16 FSA Insured ..................................    Aaa/AAA            2,872,286
   3,905,000     5.125%, 09/01/16 (pre-refunded) ...............................    Aa3/AAA            4,085,060
   4,000,000     5.250%, 10/01/16 ..............................................     Aa3/A+            4,202,960
   1,265,000     5.250%, 08/01/17 MBIA Insured (pre-refunded) ..................    Aaa/AAA            1,353,461
     975,000     5.000%, 08/01/17 FSA Insured ..................................    Aaa/AAA            1,006,658
   8,155,000     5.125%, 09/01/17 (pre-refunded) ...............................    Aa3/AAA            8,531,027
   4,735,000     `5.250%, 10/01/17 .............................................     Aa3/A+            4,966,920
   1,250,000     5.500%, 11/01/17 FSA Insured ..................................    Aaa/AAA            1,342,875
   1,000,000     5.000%, 11/01/17 AMBAC Insured ................................    Aaa/AAA            1,047,980
     165,000     5.375%, 02/01/18 FSA Insured (pre-refunded) ...................    Aaa/AAA              176,392
   3,030,000     5.000%, 08/01/18 FSA Insured (pre-refunded) ...................    Aaa/AAA            3,174,773
   3,950,000     5.125%, 09/01/18 (pre-refunded) ...............................    Aa3/AAA            4,124,432
   6,000,000     5.250%, 10/01/18 ..............................................     Aa3/A+            6,278,100
   1,500,000     5.000%, 11/01/18 AMBAC Insured ................................    Aaa/AAA            1,567,170
   4,000,000     5.375%, 10/01/19 MBIA Insured (pre-refunded) ..................    Aaa/AAA            4,267,000
   1,925,000     5.000%, 10/01/19 ..............................................     Aa3/A+            1,982,057
     360,000     5.000%, 10/01/19 MBIA Insured (pre-refunded) ..................    Aaa/AAA              377,701
     785,000     5.150%, 11/01/19 FSA Insured ..................................    Aaa/AAA              825,522
   3,000,000     5.000%, 11/01/19 FSA Insured ..................................    Aaa/AAA            3,113,280
     250,000     5.000%, 05/01/20 FSA Insured ..................................    Aaa/AAA              256,983
   5,000,000     5.000%, 10/01/22 MBIA Insured (pre-refunded) ..................    Aaa/AAA            5,279,000
     235,000     5.000%, 08/01/23 MBIA Insured (pre-refunded) ..................    Aaa/AAA              247,859
      80,000     5.000%, 08/01/23 MBIA Insured (pre-refunded) ..................    Aaa/AAA               84,378
                 Kentucky State Property Buildings Community Revenues
   7,200,000     5.000%, 08/01/21 FSA Insured ..................................    Aaa/AAA            7,503,552
   2,500,000     5.000%, 08/01/24 FSA Insured ..................................    Aaa/AAA            2,597,825
                                                                                                   -------------
                 Total State Agencies                                                                 87,855,109
                                                                                                   -------------

                 COUNTY AGENCIES (5.2%)
                 Jefferson County, Kentucky Capital Projects
     430,000     5.200%, 06/01/12 MBIA Insured .................................    Aaa/AAA              443,588

                                                                                    RATING
 PRINCIPAL                                                                         MOODY'S/
  AMOUNT         REVENUE BONDS (CONTINUED)                                            S&P               VALUE
------------     ---------------------------------------------------               --------        -------------
                 COUNTY AGENCIES (CONTINUED)
                 Jefferson County, Kentucky Capital Projects (continued)
$    570,000     5.250%, 06/01/13 MBIA Insured .................................    Aaa/AAA        $     588,263
     520,000     5.250%, 06/01/14 MBIA Insured .................................    Aaa/AAA              536,661
   3,370,000     5.375%, 06/01/18 MBIA Insured .................................    Aaa/AAA            3,481,682
   1,640,000     5.375%, 06/01/22 MBIA Insured .................................    Aaa/AAA            1,693,021
   5,935,000     5.500%, 06/01/28 MBIA Insured .................................    Aaa/AAA            6,118,332
                 Nelson County, Kentucky Court Facilities
                     Project Revenue
     185,000     5.000%, 06/01/21 ..............................................     Aa3/NR              190,513
                 Warren County, Kentucky Justice Center
     365,000         4.300%, 09/01/22 MBIA Insured .............................     Aaa/NR              350,181
                 Warren County, Kentucky Justice Center Expansion
                     Corp. Revenue
     700,000     5.400%, 09/01/24 ..............................................     Aa3/NR              743,442
                                                                                                   -------------
                 Total County Agencies                                                                14,145,683
                                                                                                   -------------

                 CITY/MUNICIPALITY OBLIGATIONS (0.5%)
                 Jeffersontown, Kentucky Public Project Corp.
     500,000     5.750%, 11/01/15 ..............................................     A3/NR               513,060
                 Lexington-Fayette Urban County Government,
                     Kentucky Public Facilities Revenue
     180,000     5.125%, 10/01/23 FSA Insured ..................................    Aaa/AAA              187,009
                 Shelbyville, Kentucky Certificates of Participation
     625,000     5.000%, 10/01/22 ..............................................     A2/NR               640,081
                                                                                                   -------------
                 Total City / Municipality Obligations                                                 1,340,150
                                                                                                   -------------

                 HOSPITALS (3.4%)
                 Jefferson County, Kentucky Health Facilities Revenue
     240,000     5.000%, 10/01/12 MBIA Insured .................................    Aaa/AAA              245,782
   1,715,000     5.650%, 01/01/17 AMBAC Insured ................................    Aaa/AAA            1,762,951
   2,200,000     5.250%, 05/01/17 ..............................................      NR/A             2,277,528
     815,000     5.125%, 10/01/17 AMBAC Insured ETM ............................    Aaa/AAA              835,253
                 Jefferson County, Kentucky Revenue Medical
                     Center Revenue
   2,000,000     5.500%, 05/01/22 ..............................................      NR/A             2,098,240

                                                                                    RATING
 PRINCIPAL                                                                         MOODY'S/
  AMOUNT         REVENUE BONDS (CONTINUED)                                            S&P               VALUE
------------     ---------------------------------------------------               --------        -------------
                 HOSPITALS (CONTINUED)
                 Kentucky Economic Development Finance Authority
$  1,000,000     5.000%, 02/01/18 FSA Insured ..................................    Aaa/AAA        $   1,015,300
                 Louisville-Jefferson County, Kentucky Medical
                     Center Revenue
   1,000,000     5.000%, 06/01/18 ..............................................      NR/A             1,038,290
                                                                                                   -------------
                 Total Hospitals                                                                       9,273,344
                                                                                                   -------------

                 HOUSING (9.7%)
                 Kentucky Housing Corporation Housing Revenue
     140,000     4.200%, 01/01/15 AMT ..........................................    Aaa/AAA              138,034
     250,000     4.100%, 01/01/15 AMT ..........................................    Aaa/AAA              243,282
     170,000     4.100%, 07/01/15 AMT ..........................................    Aaa/AAA              165,245
     265,000     4.650%, 01/01/16 AMT+ .........................................    Aaa/AAA              264,589
     210,000     4.300%, 01/01/16 AMT ..........................................    Aaa/AAA              206,466
     150,000     4.250%, 01/01/16 AMT ..........................................    Aaa/AAA              147,710
     200,000     4.200%, 01/01/16 AMT ..........................................    Aaa/AAA              195,000
     420,000     4.650%, 07/01/16 AMT+ .........................................    Aaa/AAA              418,009
     610,000     4.300%, 07/01/16 AMT ..........................................    Aaa/AAA              599,307
     550,000     4.200%, 07/01/16 AMT ..........................................    Aaa/AAA              538,269
     555,000     4.200%, 01/01/17 ..............................................    Aaa/AAA              543,018
     100,000     5.125%, 07/01/17 ..............................................    Aaa/AAA              101,426
     680,000     4.200%, 07/01/17 ..............................................    Aaa/AAA              664,768
     470,000     4.800%, 01/01/18 AMT ..........................................    Aaa/AAA              470,164
     285,000     4.250%, 01/01/18 ..............................................    Aaa/AAA              278,163
      95,000     5.550%, 07/01/18 AMT ..........................................    Aaa/AAA               96,682
     575,000     4.800%, 07/01/18 AMT ..........................................    Aaa/AAA              575,201
     180,000     4.250%, 07/01/18 ..............................................    Aaa/AAA              175,540
     920,000     5.600%, 07/01/20 AMT ..........................................    Aaa/AAA              950,130
     900,000     4.800%, 07/01/20 AMT ..........................................    Aaa/AAA              899,991
   1,150,000     5.350%, 01/01/21 AMT ..........................................    Aaa/AAA            1,170,608
   6,395,000     5.450%, 07/01/22 AMT ..........................................    Aaa/AAA            6,568,560
   4,065,000     5.250%, 07/01/22 AMT ..........................................    Aaa/AAA            4,136,585
     245,000     5.200%, 07/01/22 ..............................................    Aaa/AAA              248,731
     415,000     5.100%, 07/01/22 AMT ..........................................    Aaa/AAA              419,685

                                                                                    RATING
 PRINCIPAL                                                                         MOODY'S/
  AMOUNT         REVENUE BONDS (CONTINUED)                                            S&P               VALUE
------------     ---------------------------------------------------               --------        -------------
                 HOUSING (CONTINUED)
                 Kentucky Housing Corporation Housing Revenue
                     (continued)
$  4,140,000     5.200%, 07/01/25 AMT ..........................................    Aaa/AAA        $   4,203,715
     275,000     5.375%, 07/01/27 ..............................................    Aaa/AAA              280,684
     570,000     5.550%, 07/01/33 ..............................................    Aaa/AAA              584,524
                 Kentucky Housing Multifamily Mortgage Revenue
   1,325,000     5.000%, 06/01/35 AMT ..........................................     NR/AAA            1,324,192
                                                                                                   -------------
                 Total Housing                                                                        26,608,278
                                                                                                   -------------

                 SCHOOLS (23.3%)
                 Beechwood, Kentucky Independent School
                     District Finance Corp.
     180,000     5.650%, 03/01/20 ..............................................     Aa3/NR              189,601
                 Berea, Kentucky Educational Facilities
                     Revenue (Berea College)
   1,000,000     4.125%, 06/01/25 ..............................................     Aaa/NR              931,670
                 Boone County, Kentucky School District Finance Corp.
   1,730,000     4.125%, 08/01/22 XLCA Insured .................................     Aaa/NR            1,646,787
                 Boone County, Kentucky School District Finance
                     Corp. School Building
     660,000     5.000%, 06/01/15 ..............................................     Aa3/NR              679,701
     285,000     5.700%, 02/01/16 ..............................................     Aa3/NR              301,772
     140,000     4.750%, 06/01/20 FSA Insured ..................................    Aaa/AAA              142,517
   1,000,000     5.375%, 08/01/20 FSA Insured ..................................     AAA/NR            1,049,270
   1,580,000     4.500%, 08/01/23 FSA Insured+ .................................     Aaa/NR            1,574,359
                 Boyd County, Kentucky School District Finance Corp.
   1,025,000     5.000%, 10/01/15 ..............................................     Aa3/NR            1,060,106
     575,000     5.375%, 10/01/17 ..............................................     Aa3/NR              595,780
                 Bullitt County, Kentucky School District Finance Corp.
     200,000     4.300%, 10/01/21 ..............................................     Aaa/NR              196,044
   2,455,000     4.500%, 10/01/22 MBIA Insured .................................     Aaa/NR            2,478,421
   2,590,000     4.500%, 10/01/23 MBIA Insured .................................     Aaa/NR            2,611,134
                 Christian County, Kentucky School District Finance Corp.
     500,000     5.000%, 06/01/09 ..............................................     Aa3/NR              514,835

                                                                                    RATING
 PRINCIPAL                                                                         MOODY'S/
  AMOUNT         REVENUE BONDS (CONTINUED)                                            S&P               VALUE
------------     ---------------------------------------------------               --------        -------------
                 SCHOOLS (CONTINUED)
                 Christian County, Kentucky School District Finance Corp.
$    820,000     4.000%, 08/01/19 XLCA Insured .................................     Aaa/NR        $     775,859
     855,000     4.000%, 08/01/20 XLCA Insured .................................     Aaa/NR              803,503
     905,000     4.000%, 08/01/21 XLCA Insured .................................     Aaa/NR              846,465
   1,465,000     4.000%, 08/01/22 XLCA Insured .................................     Aaa/NR            1,361,776
   1,525,000     4.125%, 08/01/23 XLCA Insured .................................     Aaa/NR            1,422,276
   1,590,000     4.125%, 08/01/24 XLCA Insured++ ...............................     Aaa/NR            1,480,290
                 Daviess County, Kentucky School District Finance Corp.
     200,000     5.000%, 06/01/24 ..............................................     Aa3/NR              206,044
                 Fayette County, Kentucky School Building Revenue
     200,000     5.125%, 04/01/18 AMBAC Insured ................................    Aaa/AAA              209,500
                 Fayette County, Kentucky School District Finance Corp.
   5,000,000     4.250%, 04/01/23 FSA Insured ..................................    Aaa/AAA            4,737,350
                 Floyd County, Kentucky School Building
     680,000     4.375%, 10/01/22 ..............................................     Aa3/NR              662,592
                 Floyd County, Kentucky School Finance Corporation
                     School Building
     380,000     4.000%, 03/01/17 XLCA Insured .................................     Aaa/NR              367,118
   1,320,000     4.000%, 03/01/23 XLCA Insured .................................     Aaa/NR            1,231,415
   1,855,000     4.125%, 03/01/26 XLCA Insured .................................     Aaa/NR            1,730,325
                 Fort Thomas, Kentucky Ind. School District Finance
     785,000     4.375%, 04/01/21 ..............................................     Aa3/NR              768,664
                 Franklin County, Kentucky School District Finance Corp.
     330,000     4.500%, 04/01/18 ..............................................     Aa3/NR              331,907
   1,000,000     5.000%, 04/01/24 ..............................................     Aa3/NR            1,029,660
                 Graves County, Kentucky School Building Revenue
   1,260,000     5.000%, 06/01/22 ..............................................     Aa3/NR            1,300,748
   1,320,000     5.000%, 06/01/23 ..............................................     Aa3/NR            1,361,105
                 Hardin County, Kentucky School District Finance Corp.
   1,475,000     4.000%, 02/01/19 AMBAC Insured ................................     Aaa/NR            1,400,660
                 Hickman County, Kentucky School District Finance
                     Corp. School Building Revenue
     250,000     5.000%, 06/01/24 ..............................................     Aa3/NR              257,555

                                                                                    RATING
 PRINCIPAL                                                                         MOODY'S/
  AMOUNT         REVENUE BONDS (CONTINUED)                                            S&P               VALUE
------------     ---------------------------------------------------               --------        -------------
                 SCHOOLS (CONTINUED)
                 Jefferson County, Kentucky School District Finance
                     Corp. School Building
$    250,000     5.250%, 07/01/16 FSA Insured ..................................    Aaa/AAA        $     261,005
     150,000     5.000%, 04/01/20 FSA Insured ..................................    Aaa/AAA              155,085
   1,360,000     4.250%, 06/01/21 FSA Insured ..................................    Aaa/AAA            1,310,156
                 Jessamine County, Kentucky School District Finance
                     Corp. School Building Revenue
   1,205,000     4.900%, 05/01/22 ..............................................     Aa3/NR            1,226,280
                 Kenton County, Kentucky School District
     955,000     5.000%, 04/01/16 ..............................................     Aa3/NR              985,665
   1,055,000     5.000%, 04/01/17 ..............................................     Aa3/NR            1,092,115
     605,000     5.000%, 04/01/19 ..............................................     Aa3/NR              624,735
                 Kenton County, Kentucky School District Finance Corp.
     445,000     4.300%, 04/01/22 CIFG Insured .................................     Aaa/NR              434,525
   4,250,000     5.000%, 06/01/22 MBIA Insured .................................     Aaa/NR            4,401,257
     750,000     4.375%, 04/01/24 CIFG Insured .................................     Aaa/NR              734,092
     325,000     4.400%, 04/01/26 CIFG Insured .................................     Aaa/NR              316,196
                 Kentucky Economic Development Finance Authority
                     College Revenue Centre College
   1,230,000     5.000%, 04/01/17 FSA Insured ..................................    Aaa/AAA            1,277,945
   1,675,000     5.000%, 04/01/19 FSA Insured ..................................    Aaa/AAA            1,732,871
                 Lexington-Fayette Urban County, Kentucky
                     Government Project Transylvania University
   1,320,000     5.125%, 08/01/18 MBIA Insured .................................    Aaa/AAA            1,365,329
                 Lexington-Fayette Urban County, Kentucky
                     Government Project U.K. Library
     725,000     5.000%, 11/01/15 MBIA Insured++ ...............................    Aaa/AAA              755,247
     300,000     5.000%, 11/01/20 MBIA Insured .................................    Aaa/AAA              309,972
                 Lincoln County, Kentucky School District
     250,000     4.800%, 08/01/19 ..............................................     Aa3/NR              256,013
                 Louisville & Jefferson County, Kentucky University
                     of Louisville
     500,000     5.000%, 06/01/19 AMBAC Insured ................................    Aaa/AAA              523,380
     525,000     5.000%, 06/01/20 AMBAC Insured ................................    Aaa/AAA              547,974

                                                                                    RATING
 PRINCIPAL                                                                         MOODY'S/
  AMOUNT         REVENUE BONDS (CONTINUED)                                            S&P               VALUE
------------     ---------------------------------------------------               --------        -------------
                 SCHOOLS (CONTINUED)
                 Oldham County, Kentucky School District Finance Corp.
$    900,000     5.000%, 05/01/19 MBIA Insured .................................     Aaa/NR        $     937,764
                 Scott County, Kentucky School Building
     100,000     5.000%, 03/01/22 ..............................................     Aa3/NR              103,496
                 Scott County, Kentucky School District Finance Corp.
   1,115,000     4.200%, 01/01/22 AMBAC Insured ................................     Aaa/NR            1,082,821
   1,955,000     4.250%, 01/01/23 AMBAC Insured ................................     Aaa/NR            1,902,958
   1,560,000     4.300%, 01/01/24 AMBAC Insured ................................     Aaa/NR            1,522,498
     200,000     5.000%, 06/01/24 FSA Insured ..................................     Aaa/NR              207,254
                 Spencer County, Kentucky School District Finance Corp.
   1,415,000     5.000%, 07/01/19 FSA insured ..................................     Aaa/NR            1,475,520
                 University of Kentucky Revenue
   1,335,000     5.000%, 05/01/16 FGIC Insured (pre-refunded) ..................    Aaa/AAA            1,386,090
     505,000     5.000%, 06/01/18 FSA insured ..................................     Aaa/NR              521,771
                 Warren County, Kentucky School District
                     Finance Corporation
     295,000      4.125%, 02/01/23 MBIA Insured ................................     Aaa/NR              279,524
                                                                                                   -------------
                 Total Schools                                                                        63,986,347
                                                                                                   -------------

                 TRANSPORTATION (10.4%)
                 Kenton County, Kentucky Airport Board Airport Revenue
   1,570,000     5.000%, 03/01/13 MBIA Insured AMT .............................    Aaa/AAA            1,625,562
     750,000     5.625%, 03/01/14 MBIA Insured AMT .............................    Aaa/AAA              797,422
   1,000,000     5.500%, 03/01/17 MBIA Insured AMT .............................    Aaa/AAA            1,058,650
   2,230,000     5.500%, 03/01/18 MBIA Insured AMT .............................    Aaa/AAA            2,352,918
   1,300,000     5.000%, 03/01/23 MBIA Insured AMT .............................    Aaa/AAA            1,318,278
                 Kentucky Interlocal School Transportation Authority
     145,000     5.400%, 06/01/17 ..............................................     Aa3/A+              145,838
     400,000     6.000%, 12/01/20 ..............................................     Aa3/A+              405,684
     200,000     6.000%, 12/01/20 ..............................................     Aa3/A+              202,842
     300,000     5.800%, 12/01/20 ..............................................     Aa3/A+              304,026
     400,000     5.650%, 12/01/20 ..............................................     Aa3/A+              405,132
     350,000     5.600%, 12/01/20 ..............................................     Aa3/A+              354,421

                                                                                    RATING
 PRINCIPAL                                                                         MOODY'S/
  AMOUNT         REVENUE BONDS (CONTINUED)                                            S&P               VALUE
------------     ---------------------------------------------------               --------        -------------
                 TRANSPORTATION (CONTINUED)
                 Kentucky State Turnpike Authority Economic
                     Development & Resource Recovery Road Revenue
$  1,000,000     5.625%, 07/01/12 FSA Insured (pre-refunded) ...................    Aaa/AAA       $    1,068,240
     200,000     5.625%, 07/01/13 FSA Insured (pre-refunded) ...................    Aaa/AAA              213,648
     500,000     5.625%, 07/01/14 FSA Insured (pre-refunded) ...................    Aaa/AAA              534,120
     450,000     5.250%, 07/01/15 FSA Insured (pre-refunded) ...................    Aaa/AAA              473,832
   3,455,000     5.100%, 07/01/18 FSA Insured ..................................    Aaa/AAA            3,580,969
                 Louisville-Jefferson County Regional Airport, KY
   2,000,000     5.750%, 07/01/15 FSA Insured AMT ..............................    Aaa/AAA            2,144,140
   2,000,000     5.500%, 07/01/15 FSA Insured AMT ..............................    Aaa/AAA            2,129,840
   1,650,000     5.750%, 07/01/17 FSA Insured AMT ..............................    Aaa/AAA            1,761,260
   1,000,000     5.250%, 07/01/18 FSA Insured AMT ..............................    Aaa/AAA            1,039,670
   1,000,000     5.000%, 07/01/18 FSA Insured AMT ..............................    Aaa/AAA            1,022,560
   1,370,000     5.250%, 07/01/21 FSA Insured AMT ..............................    Aaa/AAA            1,417,717
   3,390,000     5.250%, 07/01/22 FSA Insured AMT ..............................    Aaa/AAA            3,504,006
     275,000     5.375%, 07/01/23 FSA Insured AMT ..............................    Aaa/AAA              285,313
     500,000     5.000%, 07/01/25 MBIA Insured AMT .............................    Aaa/AAA              511,090
                                                                                                   -------------
                 Total Transportation                                                                 28,657,178
                                                                                                   -------------

                 UTILITIES (12.0%)
                 Bardstown, Kentucky
     200,000     5.000%, 12/01/19 MBIA Insured .................................     Aaa/NR              208,766
                 Boone County, Kentucky Pollution Control Rev.
                     Dayton Power & Light
   1,000,000     4.700%, 01/01/28 FGIC Insured .................................    Aaa/AAA              991,980
                 Campbell & Kenton Counties, Kentucky
                     Sanitation Sewer District
     100,000     5.000%, 08/01/24 FSA Insured ..................................    Aaa/AAA              102,627
                 Kentucky Rural Water Finance Corp.
     205,000     4.250%, 08/01/19 MBIA Insured .................................     NR/AAA              199,775
     595,000     5.000%, 02/01/20 AMBAC Insured ................................    Aaa/AAA              617,116
     210,000     4.250%, 08/01/20 MBIA Insured .................................     NR/AAA              203,500

                                                                                    RATING
 PRINCIPAL                                                                         MOODY'S/
  AMOUNT         REVENUE BONDS (CONTINUED)                                            S&P               VALUE
------------     ---------------------------------------------------               --------        -------------
                 UTILITIES (CONTINUED)
                 Kentucky Rural Water Finance Corp. (continued)
$    200,000     4.375%, 08/01/22 MBIA Insured .................................     NR/AAA        $     194,700
     240,000     4.500%, 08/01/23 MBIA Insured .................................     NR/AAA              236,340
     200,000     4.500%, 02/01/24 MBIA Insured .................................     NR/AAA              196,420
     255,000     4.500%, 08/01/24 MBIA Insured .................................     NR/AAA              250,351
     290,000     4.500%, 08/01/27 MBIA Insured .................................     NR/AAA              280,781
     245,000     4.600%, 08/01/28 MBIA Insured .................................     NR/AAA              239,674
     315,000     4.625%, 08/01/29 MBIA Insured .................................     NR/AAA              308,212
                 Lexington-Fayette Urban County Government,
                     Kentucky Sewer System
   1,000,000     5.000%, 07/01/19 ..............................................     Aa3/AA            1,039,200
                 Louisville & Jefferson County, Kentucky
                     Metropolitan Sewer District
   1,000,000     5.000%, 05/15/12 FGIC Insured .................................    Aaa/AAA            1,029,520
   2,565,000     5.375%, 05/15/17 MBIA Insured .................................    Aaa/AAA            2,741,395
   2,180,000     5.000%, 05/15/18 FSA Insured ..................................    Aaa/AAA            2,286,406
   2,380,000     4.250%, 05/15/20 FSA Insured ..................................    Aaa/AAA            2,291,321
   2,510,000     4.250%, 05/15/21 FSA Insured ..................................    Aaa/AAA            2,404,982
     400,000     5.000%, 05/15/22 FGIC Insured .................................    Aaa/AAA              410,140
                 Louisville, Kentucky Waterworks Board
                     Water System Revenue
   1,000,000     5.250%, 11/15/16 FSA Insured ..................................    Aaa/AAA            1,049,900
   1,000,000     5.250%, 11/15/17 FSA Insured ..................................    Aaa/AAA            1,047,860
   2,530,000     5.250%, 11/15/18 FSA Insured ..................................    Aaa/AAA            2,647,999
     205,000     5.250%, 11/15/19 FSA Insured ..................................    Aaa/AAA              213,233
   6,600,000     5.250%, 11/15/22 FSA Insured ..................................    Aaa/AAA            6,907,824
   2,415,000     5.250%, 11/15/24 FSA Insured ..................................    Aaa/AAA            2,521,743
                 Northern Kentucky Water District
     660,000     5.000%, 02/01/23 FGIC Insured .................................     Aaa/NR              676,731

                                                                                    RATING
 PRINCIPAL                                                                         MOODY'S/
  AMOUNT         REVENUE BONDS (CONTINUED)                                            S&P               VALUE
------------     ---------------------------------------------------               --------        -------------
                 UTILITIES (CONTINUED)
                 Owensboro, Kentucky Electric and Power
$  1,555,000     5.000%, 01/01/20 FSA Insured ..................................    Aaa/AAA        $   1,601,806
                                                                                                   -------------
                 Total Utilities                                                                      32,900,302
                                                                                                   -------------
                     Total Revenue Bonds                                                             264,766,391
                                                                                                   -------------
                     Total Investments (cost $272,332,339**) ...................      99.9%          274,126,798
                     Other assets less liabilities .............................       0.1               300,293
                                                                                    ------         -------------
                     Net Assets ................................................     100.0%        $ 274,427,091
                                                                                    ======         =============

                                                                   PERCENT OF
    PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)            PORTFOLIO
    ----------------------------------------------------            ---------
    Aaa of Moody's or AAA of S&P .............................        81.0%
    Aa of Moody's or AA of S&P ...............................        16.6
    A of Moody's or S&P ......................................         2.4
                                                                    ------
                                                                     100.0%
                                                                    ======

      * Any security not rated (NR) by either credit rating service has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating was to be assigned by a rating service.

      **    See note 4.

      +     Security traded on a when-issued basis.

      ++ Security pledged as collateral for the Fund's when-issued commitments.

                          PORTFOLIO ABBREVIATIONS:
               -----------------------------------------------
               AMBAC - American Municipal Bond Assurance Corp.
               AMT -   Alternative Minimum Tax
               CIFG -  CIFG Assurance North America, Inc.
               ETM -   Escrowed To Maturity
               FGIC -  Financial Guaranty Insurance Co.
               FSA -   Financial Security Assurance
               LOC -   Letter of Credit
               MBIA -  Municipal Bond Investors Assurance
               NR -    Not Rated
               XLCA -  XL Capital Assurance

                See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2006 (UNAUDITED)

ASSETS
    Investments at value (cost $272,332,339) ...........................................    $274,126,798
    Interest receivable ................................................................       3,971,278
    Receivable for investment securities sold ..........................................       1,080,000
    Receivable for Fund shares sold ....................................................          37,188
    Other assets .......................................................................          27,434
                                                                                            ------------
    Total assets .......................................................................     279,242,698
                                                                                            ------------
LIABILITIES
    Cash overdraft .....................................................................         536,851
    Payable for investment securities purchased ........................................       3,131,951
    Payable for Fund shares redeemed ...................................................         585,882
    Dividends payable ..................................................................         332,106
    Management fee payable .............................................................          97,163
    Distribution and service fees payable ..............................................          67,570
    Accrued expenses ...................................................................          64,084
                                                                                            ------------
    Total liabilities ..................................................................       4,815,607
                                                                                            ------------
NET ASSETS .............................................................................    $274,427,091
                                                                                            ============
    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share     $    264,365
    Additional paid-in capital .........................................................     270,651,607
    Net unrealized appreciation on investments (note 4) ................................       1,794,459
    Undistributed net investment income ................................................         438,146
    Accumulated net realized gain on investments .......................................       1,278,514
                                                                                            ------------
                                                                                            $274,427,091
                                                                                            ============
CLASS A
    Net Assets .........................................................................    $217,086,509
                                                                                            ============
    Capital shares outstanding .........................................................      20,914,318
                                                                                            ============
    Net asset value and redemption price per share .....................................    $      10.38
                                                                                            ============
    Offering price per share (100/96 of $10.38 adjusted to nearest cent) ...............    $      10.81
                                                                                            ============
CLASS C
    Net Assets .........................................................................    $  6,148,484
                                                                                            ============
    Capital shares outstanding .........................................................         592,615
                                                                                            ============
    Net asset value and offering price per share .......................................    $      10.38
                                                                                            ============
    Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
       during the first 12 months after purchase) ......................................    $      10.38*
                                                                                            ============
CLASS I
    Net Assets .........................................................................    $  7,696,364
                                                                                            ============
    Capital shares outstanding .........................................................         741,840
                                                                                            ============
    Net asset value, offering and redemption price per share ...........................    $      10.37
                                                                                            ============
CLASS Y
    Net Assets .........................................................................    $ 43,495,734
                                                                                            ============
    Capital shares outstanding .........................................................       4,187,729
                                                                                            ============
    Net asset value, offering and redemption price per share ...........................    $      10.39
                                                                                            ============

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                             STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

INVESTMENT INCOME:

  Interest income ............................................                            $   6,347,543

Expenses:

  Management fee (note 3) ....................................       $     564,079
  Distribution and service fees (note 3) .....................             207,640
  Transfer and shareholder servicing agent fees ..............             101,822
  Trustees' fees and expenses (note 8) .......................              67,187
  Fund accounting fees .......................................              32,900
  Legal fees (note 3) ........................................              30,828
  Custodian fees .............................................              21,869
  Shareholders' reports and proxy statements .................              19,697
  Insurance ..................................................               9,488
  Auditing and tax fees ......................................               9,416
  Registration fees and dues .................................               8,566
  Chief compliance officer (note 3) ..........................               2,278
  Miscellaneous ..............................................              18,328
                                                                     -------------
  Total expenses .............................................           1,094,098

  Expenses paid indirectly (note 6) ..........................              (6,750)
                                                                     -------------
  Net expenses ...............................................                                1,087,348
                                                                                          -------------
  Net investment income ......................................                                5,260,195

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized gain (loss) from securities transactions ......             404,239
  Change in unrealized appreciation on investments ...........          (6,293,605)
                                                                     -------------
  Net realized and unrealized gain (loss) on investments .....                               (5,889,366)
                                                                                          -------------
  Net change in net assets resulting from operations .........                            $    (629,171)
                                                                                          =============

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Six Months Ended
                                                                     June 30, 2006          Year Ended
                                                                      (unaudited)        December 31, 2005
                                                                   ----------------      -----------------
OPERATIONS:
  Net investment income ......................................       $   5,260,195        $  10,856,949
  Net realized gain (loss) from securities transactions ......             404,239            1,064,505
  Change in unrealized appreciation on investments ...........          (6,293,605)          (4,961,711)
                                                                     -------------        -------------
    Change in net assets from operations .....................            (629,171)           6,959,743
                                                                     -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
  Class A Shares:
  Net investment income ......................................          (4,119,295)          (8,497,105)

  Class C Shares:
  Net investment income ......................................             (98,259)            (226,903)

  Class I Shares:
  Net investment income ......................................            (139,718)            (277,644)

  Class Y Shares:
  Net investment income ......................................            (899,398)          (1,888,768)
                                                                     -------------        -------------
    Change in net assets from distributions ..................          (5,256,670)         (10,890,420)
                                                                     -------------        -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
  Proceeds from shares sold ..................................          13,249,108           33,559,576
  Reinvested dividends and distributions .....................           2,150,615            4,311,984
  Cost of shares redeemed ....................................         (21,773,511)         (44,707,514)
                                                                     -------------        -------------
  Change in net assets from capital share transactions .......          (6,373,788)          (6,835,954)
                                                                     -------------        -------------

  Change in net assets .......................................         (12,259,629)         (10,766,631)

NET ASSETS:
  Beginning of period ........................................         286,686,720          297,453,351

  End of period* .............................................       $ 274,427,091        $ 286,686,720
                                                                     =============        =============

  * Includes undistributed net investment income of: .........       $     438,146        $     434,620
                                                                     =============        =============

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2006 (UNAUDITED)

1. ORGANIZATION

      Churchill Tax-Free Fund of Kentucky (the "Fund"), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. No reclassifications were made during the six months ended June 30, 2006.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the
Manager provides all investment management and administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as managing relationships with of all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Fund's average net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers ("Qualified Recipients") or others selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the six months ended June 30, 2006, distribution fees on Class A Shares amounted to $165,790 of which the Distributor retained $4,415.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2006, amounted to $25,560. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2006, amounted to $8,520. The total of these payments with respect to Class C Shares amounted to $34,080 of which the Distributor retained $8,209.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.20%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended June 30, 2006, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $13,596 of which $7,769 related to the Plan and $5,827 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Kentucky, with the bulk of sales commissions inuring to such dealers. For the six months ended June 30, 2006, total commissions on sales of Class A Shares amounted to $86,515 of which the Distributor received $7,571.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended June 30, 2006, the Fund incurred $29,663 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Fund for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner at that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended June 30, 2006, purchases of securities and proceeds from the sales of securities aggregated $22,879,075 and $26,155,130, respectively.

      At June 30, 2006 the aggregate tax cost for all securities was $272,316,969. At June 30, 2006, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $4,206,753 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $2,396,924 for a net unrealized appreciation of $1,809,829.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in triple tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers' ability to meet their obligations.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, its cash balances in income-producing assets rather than leave cash uninvested.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                           SIX MONTHS ENDED
                                             JUNE 30, 2006                       YEAR ENDED
                                              (UNAUDITED)                    DECEMBER 31, 2005
                                     -----------------------------     -----------------------------
                                        SHARES           AMOUNT           SHARES           AMOUNT
                                        ------           ------           ------           ------
CLASS A SHARES:
  Proceeds from shares sold .....       1,024,902     $ 10,781,617        2,024,652     $ 21,593,854
  Reinvested distributions ......         186,266        1,958,320          362,716        3,868,074
  Cost of shares redeemed .......      (1,412,683)     (14,842,526)      (2,962,111)     (31,537,026)
                                     ------------     ------------     ------------     ------------
    Net change ..................        (201,515)      (2,102,589)        (574,743)      (6,075,098)
                                     ------------     ------------     ------------     ------------
CLASS C SHARES:
  Proceeds from shares sold .....          23,013          243,743           90,038          959,910
  Reinvested distributions ......           5,830           61,301           13,187          140,559
  Cost of shares redeemed .......        (124,878)      (1,312,380)        (175,383)      (1,859,038)
                                     ------------     ------------     ------------     ------------
    Net change ..................         (96,035)      (1,007,336)         (72,158)        (758,569)
                                     ------------     ------------     ------------     ------------
CLASS I SHARES:
  Proceeds from shares sold .....              --               --           44,082          471,889
  Reinvested distributions ......           9,511           99,952           22,690          241,811
  Cost of shares redeemed .......            (580)          (6,111)         (38,599)        (410,675)
                                     ------------     ------------     ------------     ------------
    Net change ..................           8,931           93,841           28,173          303,025
                                     ------------     ------------     ------------     ------------
CLASS Y SHARES:
  Proceeds from shares sold .....         209,912        2,223,748          984,142       10,533,923
  Reinvested distributions ......           3,588           31,042            5,130           61,540
  Cost of shares redeemed .......        (534,149)      (5,612,494)      (1,022,004)     (10,900,775)
                                     ------------     ------------     ------------     ------------
    Net change ..................        (320,649)      (3,357,704)         (32,732)        (305,312)
                                     ------------     ------------     ------------     ------------
Total transactions in Fund
  shares ........................        (609,268)    $ (6,373,788)        (651,460)    $ (6,835,954)
                                     ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At June 30, 2006 there were 6 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the six months ended June 30, 2006 was $51,325 to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended June 30, 2006, such meeting-related expenses amounted to $15,862.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Kentucky income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      The tax character of distributions:

                                                 Year Ended December 31,
                                                 2005              2004
                                             -----------       -----------
      Net tax-exempt income                  $10,817,058       $11,146,096
      Ordinary income                             73,362           234,743
                                             -----------       -----------
                                             $10,890,420       $11,380,839
                                             ===========       ===========

      As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized gain                             $  879,242
      Unrealized appreciation                                    8,100,454
      Undistributed tax-exempt income                              422,230
                                                                ----------
                                                                $9,401,926
                                                                ==========

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      Class A
                                            ---------------------------------------------------------------------------------------
                                             Six Months
                                               Ended                                  Year Ended December 31,
                                              6/30/06         ---------------------------------------------------------------------
                                            (unaudited)         2005            2004            2003            2002         2001
                                            -----------       --------        --------        --------        --------     --------
Net asset value, beginning of period .....   $  10.60         $  10.74        $  10.69        $  10.66        $  10.31     $  10.40
                                             --------         --------        --------        --------        --------     --------
Income (loss) from investment operations:
    Net investment income+ ...............       0.20             0.39            0.42            0.44            0.47         0.50
    Net gain (loss) on securities (both
      realized and unrealized) ...........      (0.23)           (0.14)           0.05            0.03            0.35        (0.09)
                                             --------         --------        --------        --------        --------     --------
    Total from investment operations .....      (0.03)            0.25            0.47            0.47            0.82         0.41
                                             --------         --------        --------        --------        --------     --------
Less distributions (note 10):
    Dividends from net investment income .      (0.19)           (0.39)          (0.42)          (0.44)          (0.47)       (0.50)
    Distributions from capital gains .....         --               --              --              --              --           --
                                             --------         --------        --------        --------        --------     --------
    Total distributions ..................      (0.19)           (0.39)          (0.42)          (0.44)          (0.47)       (0.50)
                                             --------         --------        --------        --------        --------     --------
Net asset value, end of period ...........   $  10.38         $  10.60        $  10.74        $  10.69        $  10.66     $  10.31
                                             ========         ========        ========        ========        ========     ========
Total return (not reflecting sales charge)      (0.25)%*          2.39%           4.49%           4.50%           8.15%        4.02%
Ratios/supplemental data
    Net assets, end of period
      (in thousands) .....................   $217,087         $223,811        $232,927        $229,176        $226.014     $201,604
    Ratio of expenses to average
      net assets .........................       0.78%**          0.77%           0.73%           0.72%           0.72%        0.72%
    Ratio of net investment income to
      average net assets .................       3.73%**          3.66%           3.96%           4.14%           4.82%        4.82%
    Portfolio turnover rate ..............       8.19%*          24.87%          14.31%          17.92%          18.27%       21.44%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average
      net assets .........................       0.77%**          0.76%           0.73%           0.71%           0.71%        0.70%

                                                                                   Class C
                                            ---------------------------------------------------------------------------------
                                            Six Months
                                              Ended                              Year Ended December 31,
                                              6/30/06        ----------------------------------------------------------------
                                            (unaudited)        2005          2004          2003          2002          2001
                                            -----------      --------      --------      --------      --------      --------
Net asset value, beginning of period .....    $  10.59       $  10.73      $  10.69      $  10.66      $  10.31      $  10.39
                                              --------       --------      --------      --------      --------      --------
Income (loss) from investment operations:
    Net investment income+ ...............        0.15           0.30          0.33          0.35          0.38          0.41
    Net gain (loss) on securities (both
      realized and unrealized) ...........       (0.21)         (0.14)         0.04          0.03          0.35         (0.08)
                                              --------       --------      --------      --------      --------      --------
    Total from investment operations .....       (0.06)          0.16          0.37          0.38          0.73          0.33
                                              --------       --------      --------      --------      --------      --------
Less distributions (note 10):
    Dividends from net investment income .       (0.15)         (0.30)        (0.33)        (0.35)        (0.38)        (0.41)
    Distributions from capital gains .....          --             --            --            --            --            --
                                              --------       --------      --------      --------      --------      --------
    Total distributions ..................       (0.15)         (0.30)        (0.33)        (0.35)        (0.38)        (0.41)
                                              --------       --------      --------      --------      --------      --------
Net asset value, end of period ...........    $  10.38       $  10.59      $  10.73      $  10.69      $  10.66      $  10.31
                                              ========       ========      ========      ========      ========      ========
Total return (not reflecting sales charge)       (0.57)%*        1.53%         3.51%         3.62%         7.23%         3.24%
Ratios/supplemental data
    Net assets, end of period
      (in thousands) .....................    $  6,148       $  7,296      $  8,166      $  7,197      $  4,804      $  3,355
    Ratio of expenses to average
      net assets .........................        1.63%**        1.62%         1.58%         1.57%         1.56%         1.56%
    Ratio of net investment income to
      average net assets .................        2.88%**        2.81%         3.11%         3.26%         3.62%         3.92%
    Portfolio turnover rate ..............        8.19%*        24.87%        14.31%        17.92%        18.27%        21.44%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average
      net assets .........................        1.62%**        1.61%         1.58%         1.56%         1.55%         1.55%

----------
+     Per share amounts have been calculated using the monthly average shares method.
*     Not annualized.
**    Annualized.

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     Class I
                                            -------------------------------------------------------------------------------------
                                             Six Months
                                               Ended                         Year Ended December 31,                   Period
                                              6/30/06        -----------------------------------------------------      Ended
                                            (unaudited)        2005           2004           2003           2002      12/31/01(1)
                                            -----------      --------       --------       --------       --------    -----------
Net asset value, beginning of period .....   $  10.59        $  10.73       $  10.69       $  10.66       $  10.31     $  10.44
                                             --------        --------       --------       --------       --------     --------
Income (loss) from investment operations:
    Net investment income + ..............       0.19            0.38           0.41           0.43           0.46         0.19
    Net gain (loss) on securities (both
      realized and unrealized) ...........      (0.22)          (0.14)          0.03           0.02           0.35        (0.13)
                                             --------        --------       --------       --------       --------     --------
    Total from investment operations .....      (0.03)           0.24           0.44           0.45           0.81         0.06
                                             --------        --------       --------       --------       --------     --------
Less distributions (note 10):
    Dividends from net investment income .      (0.19)          (0.38)         (0.40)         (0.42)         (0.46)       (0.19)
    Distributions from capital gains .....         --              --             --             --             --           --
                                             --------        --------       --------       --------       --------     --------
    Total distributions ..................      (0.19)          (0.38)         (0.40)         (0.42)         (0.46)       (0.19)
                                             --------        --------       --------       --------       --------     --------
Net asset value, end of period ...........   $  10.37        $  10.59       $  10.73       $  10.69       $  10.66     $  10.31
                                             ========        ========       ========       ========       ========     ========
Total return (not reflecting sales charge)      (0.31)%*         2.24%          4.24%          4.33%          7.98%        0.58%*
Ratios/supplemental data
    Net assets, end of period
      (in thousands) .....................   $  7,696        $  7,764       $  7,564       $  4,438       $  2,407     $  1,426
    Ratio of expenses to average
      net assets .........................       0.91%**         0.92%          0.89%          0.88%          0.87%        0.83%**
    Ratio of net investment income to
      average net assets .................       3.59%**         3.52%          3.79%          3.95%          4.32%        4.47%**
    Portfolio turnover rate ..............       8.19%*         24.87%         14.31%         17.92%         18.27%       21.44%*

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average
      net assets .........................       0.90%**         0.91%          0.89%          0.87%          0.86%        0.82%**

                                                                                  Class Y
                                            ---------------------------------------------------------------------------------
                                            Six Months
                                               Ended                             Year Ended December 31,
                                              6/30/06        ----------------------------------------------------------------
                                            (unaudited)        2005          2004          2003          2002          2001
                                            -----------      --------      --------      --------      --------      --------
Net asset value, beginning of period .....    $  10.61       $  10.75      $  10.70      $  10.67      $  10.32      $  10.40
                                              --------       --------      --------      --------      --------      --------
Income (loss) from investment operations:
    Net investment income + ..............        0.21           0.41          0.44          0.46          0.49          0.51
    Net gain (loss) on securities (both
      realized and unrealized) ...........       (0.23)         (0.14)         0.05          0.03         (0.07)
                                              --------       --------      --------      --------      --------      --------
    Total from investment operations .....       (0.02)          0.27          0.49          0.49          0.84          0.44
                                              --------       --------      --------      --------      --------      --------
Less distributions (note 10):
    Dividends from net investment income .       (0.20)         (0.41)        (0.44)        (0.46)        (0.49)        (0.52)
    Distributions from capital gains .....          --             --            --            --            --            --
                                              --------       --------      --------      --------      --------      --------
    Total distributions ..................       (0.20)         (0.41)        (0.44)        (0.46)        (0.49)        (0.52)
                                              --------       --------      --------      --------      --------      --------
Net asset value, end of period ...........    $  10.39       $  10.61      $  10.75      $  10.70      $  10.67      $  10.32
                                              ========       ========      ========      ========      ========      ========
Total return (not reflecting sales charge)       (0.17)%*        2.55%         4.65%         4.65%         8.30%         4.28%
Ratios/supplemental data
    Net assets, end of period
      (in thousands) .....................    $ 43,496       $ 47,816      $ 48,795      $ 46,313      $ 41,223      $ 25,585
    Ratio of expenses to average
      net assets .........................        0.63%**        0.62%         0.58%         0.57%         0.57%         0.57%
    Ratio of net investment income to
      average net assets .................        3.88%**        3.81%         4.11%         4.28%         4.63%         4.94%
    Portfolio turnover rate ..............        8.19%*        24.87%        14.31%        17.92%        18.27%        21.44%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average
      net assets .........................        0.62%**        0.61%         0.58%         0.56%         0.56%         0.55%

----------
(1)   For the period August 6, 2001 to December 31, 2001.
+     Per share amounts have been calculated using the monthly average shares method.
*     Not annualized.
**    Annualized.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on January 1, 2006 and held for the six months ended June 30, 2006.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED JUNE 30, 2006

                       ACTUAL
                    TOTAL RETURN      BEGINNING         ENDING        EXPENSES
                       WITHOUT         ACCOUNT          ACCOUNT     PAID DURING
                  SALES CHARGES(1)      VALUE            VALUE     THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                (0.25)%        $1,000.00         $997.50        $3.86
--------------------------------------------------------------------------------
Class C                (0.57)%        $1,000.00         $994.30        $8.10
--------------------------------------------------------------------------------
Class I                (0.31)%        $1,000.00         $996.90        $4.51
--------------------------------------------------------------------------------
Class Y                (0.17)%        $1,000.00         $998.30        $3.11
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.77%, 1.62%, 0.90% AND 0.62% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

FOR THE SIX MONTHS ENDED JUNE 30, 2006

                        HYPOTHETICAL
                         ANNUALIZED    BEGINNING        ENDING        EXPENSES
                            TOTAL       ACCOUNT         ACCOUNT     PAID DURING
                           RETURN        VALUE           VALUE     THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                     5.00%      $1,000.00       $1,021.21       $3.90
--------------------------------------------------------------------------------
Class C                     5.00%      $1,000.00       $1,016.95       $8.19
--------------------------------------------------------------------------------
Class I                     5.00%      $1,000.00       $1,020.56       $4.56
--------------------------------------------------------------------------------
Class Y                     5.00%      $1,000.00       $1,021.96       $3.14
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.77%, 1.62%, 0.90% AND 0.62% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT

      Renewal until June 30, 2007 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Fund and the Manager was approved by the Board of Trustees and the independent Trustees in June, 2006. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreements to be renewed;

      o     A term sheet describing the material terms of the agreements;

      o     The Annual Report of the Fund for the year ended December 31, 2005;

      o A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees' review, containing data about the performance of the Fund, data about its fees, expenses and purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager; and

      o Quarterly materials reviewed at prior meetings on the Fund's performance, operations, portfolio and compliance.

      The Trustees reviewed materials relevant to, and considered the following factors:

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER.

      The Manager has provided local management of the Fund's portfolio. The Trustees noted that the Manager employed Thomas S. Albright as portfolio manager for the Fund and has established facilities for credit analysis of the Fund's portfolio securities. Mr. Albright, based in Louisville, has provided local information regarding specific holdings in the Fund's portfolio. The portfolio manager has also been available to and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Fund's portfolio, with which to assess the Fund as an investment vehicle for residents of Kentucky in light of prevailing interest rates and local economic conditions.

      The Board considered that the Manager had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Kentucky state and regular Federal income taxes as is consistent with preservation of capital.

      The Manager has additionally provided all administrative services to the Fund. The Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Fund's shareholder servicing agent and custodian. The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance.

      The Board concluded that the services provided were appropriate and satisfactory and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE FUND AND THE MANAGER.

      The Board reviewed each aspect of the Fund's performance and compared its performance with that of its local competitors, with national averages and the benchmark index. It was noted that the materials provided by the Manager indicated that compared to the five largest competitive Kentucky funds, the Fund has had investment performance that is generally comparable to its peers for the five- and ten-year periods, with lower rates of return explained by the Fund's generally higher-quality portfolio and generally shorter average maturities. The Board considered these results to be consistent with the purposes of the Fund.

      The Board concluded that the performance of the Fund, in light of market conditions, was satisfactory. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND.

      The information provided in connection with renewal contained expense data for the Fund and its competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Manager and of its services to the Fund.

      The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide, and by the Fund's local competitors, all of which had higher management fees except for one.

      The Board further concluded that the profitability to the Manager and the Distributor did not argue against approval of the fees to be paid under the Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS.

      Data provided to the Trustees showed that the Fund's asset size had been generally increasing in recent years. However, they concluded that the recent increases in prevailing interest rates and the possibility of further increases might make it difficult to achieve substantial growth in assets in the near future. The Trustees also noted that the materials indicated that the Fund's fees were already generally lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND ITS AFFILIATES FROM THE RELATIONSHIPS WITH THE FUND.

      The Board observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

      The Annual Meeting of Shareholders of Churchill Tax-Free Fund of Kentucky (the "Fund") was held on April 28, 2006. The holders of shares representing 71% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1. To elect Trustees.

                             DOLLAR AMOUNT OF VOTES

                TRUSTEE                          FOR             WITHHELD
                -------                          ---             --------
        Thomas A. Christopher               $202,300,378        $  926,498
        Diana P. Herrmann                   $202,197,486        $1,029,390
        Theodore T. Mason                   $201,945,708        $1,281,168
        Anne J. Mills                       $202,121,778        $1,105,098
        William J. Nightingale              $202,103,256        $1,123,620
        James R. Ramsey                     $202,077,363        $1,149,513

2. To ratify the selection of Tait, Weller & Baker LLP as the Fund's independent registered accounting firm.

                             DOLLAR AMOUNT OF VOTES

                      FOR             AGAINST           ABSTAIN
                      ---             -------           -------
                 $200,966,155       $  247,128        $2,013,593

--------------------------------------------------------------------------------
INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Fundssm produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website (http://www.aquilafunds.com) or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2006 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.
--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS

  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER

  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

BOARD OF TRUSTEES

  Thomas A. Christopher, Chair
  Diana P. Herrmann
  Theodore T. Mason
  Anne J. Mills
  William J. Nightingale
  James R. Ramsey

OFFICERS

  Diana P. Herrmann, President
  Thomas S. Albright, Senior Vice President and Portfolio Manager
  Jerry G. McGrew, Senior Vice President
  Jason T. McGrew, Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR

  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

CUSTODIAN

  BANK ONE TRUST COMPANY, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT

  PFPC INC.
  101 Sabin Street
  Pawtuckett, RI 02860

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  Tait, Weller & Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2. CODE OF ETHICS.

		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

		Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.


(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.



SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL TAX-FREE TRUST


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
September 7, 2006


By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
September 7, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
September 7, 2006



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 7, 2006





CHURCHILL TAX-FREE TRUST

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.